Jacob Small Cap Growth Fund
Schedule of Investments (+)
November 30, 2021 (Unaudited)

Shares			Value
		COMMON STOCKS - 100.2%
		Biological Products (No Diagnostic Substances) - 7.3%
45,121		Aerie Pharmaceuticals, Inc. *	$455,722
5,802		Krystal Biotech, Inc. *	467,351
31,712		Precision BioSciences, Inc. *	287,311
2,300		Twist Bioscience Corp. *	219,650
			1,430,034
		Business Services - 6.9%
20,835		OptimizeRx Corp. *	1,354,275
		Calculating & Accounting Machines (No Electronic Computers) - 1.8%
40,269		Cantaloupe, Inc. *	363,226
		Computer Integrated Systems Design - 1.6%
19,633		Telos Corp. *	309,220
		Computer Peripheral Equipment - 6.1%
36,391		Immersion Corp. *	218,710
13,094		Impinj, Inc. *	981,657
			1,200,367
		Computer Programming, Data Processing, Etc. - 2.1%
19,966		Momentive Global, Inc. *	407,905
		Eating Places - 1.5%
10,000		BJ's Restaurants, Inc. *	298,600
		Family Clothing Stores - 3.0%
22,769		American Eagle Outfitters, Inc.	589,490
		Industrial Organic Chemicals - 11.2%
38,751		Amyris, Inc. *	265,832
55,746		Codexis, Inc. *	1,934,944
			2,200,776
		Medical Laboratories - 1.5%
3,617		CareDx, Inc. *	156,037
6,912		DermTech, Inc. *	138,793
			294,830
		Miscellaneous Business Services - 1.7%
2,600		NV5 Global, Inc. *	341,900
		Miscellaneous Metal Ores - 3.7%
189,182		Thunderbird Entertainment Group, Inc. *^	730,621
		Patent Owners & Lessors - 5.2%
19,397		Digital Turbine, Inc. *	1,029,205
		Personal Services - 3.0%
17,268		Yelp, Inc. *	591,947
		Pharmaceutical Preparations - 13.4%
11,273		Akouos, Inc. *	86,689
8,954		Apellis Pharmaceuticals, Inc. *	376,784
6,830		Arcturus Therapeutics Holdings, Inc. *	271,493
11,272		Galaxy Digital Holdings Ltd. *	269,964
49,628		Harrow Health, Inc. *	496,280
42,597		Heron Therapeutics, Inc. *	402,542
7,549		Ideaya Biosciences, Inc. *	166,078
71,424		NeuBase Therapeutics, Inc. *	210,701
26,866		Omeros Corp. *	193,435
4,300		Schrodinger, Inc. *	168,474
			2,642,440
		Prepackaged Software - 7.7%
58,092		Inspired Entertainment, Inc. *	748,806
26,489		Porch Group, Inc. *	557,329
30,703		WM Technology, Inc. *	220,140
			1,526,275
		Security Brokers, Dealers & Flotation Companies - 6.3%
87,444		Voyager Digital Ltd. *	1,246,418
		Semiconductors and Related Devices - 1.1%
4,788		CEVA, Inc. *	211,151
		State Commercial Banks - 7.4%
7,132		Silvergate Capital Corp. - Class A *	1,458,351
		Surgical and Medical Instruments and Apparatus - 6.3%
112,063		Alphatec Holdings, Inc. *	1,243,899
		Trucking (No Local) - 1.4%
35,230		U.S. Xpress Enterprises, Inc. - Class A *	276,908
		TOTAL COMMON STOCKS (Cost $12,752,553)	19,747,838

		MONEY MARKET FUND - 0.2%
45,542		First American Government Obligations Fund - Class X, 0.03% (b)	45,542
		TOTAL MONEY MARKET FUND (Cost $45,542)	45,542

		TOTAL INVESTMENTS (Cost $12,798,095) - 100.4%	19,793,380
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(79,671)
		TOTAL NET ASSETS - 100.0%	$19,713,709

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.
	(a)	Level 2 security.
	(b)	7-day yield.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Small Cap Growth Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$2,642,440	$-	$-	$2,642,440
Prepackaged Software	1,526,275	-	-	1,526,275
State Commercial Banks	1,458,351	-	-	1,458,351
Biological Products (No Diagnostic Substances)	1,430,034	-	-	1,430,034
Business Services	1,354,275	-	-	1,354,275
Security Brokers, Dealers & Flotation Companies	1,246,418	-	-	1,246,418
Surgical and Medical Instruments and Apparatus	1,243,899	-	-	1,243,899
Computer Peripheral Equipment	1,200,367	-	-	1,200,367
Patent Owneres & Lessors	1,029,205	-	-	1,029,205
Miscellaneous Metal Ores	730,621	-	-	730,621
Personal Services	591,947	-	-	591,947
Family Clothing Stores	589,490	-	-	589,490
Computer Programming, Data Processing, Etc.	407,905	-	-	407,905
Calculating & Accounting Machines (No Electronic Computers)	363,226	-	-	363,226
Miscellaneous Business Services	341,900	-	-	341,900
Computer Integrated Systems Design	309,220	-	-	309,220
Eating Places	298,600	-	-	298,600
Medical Laboratories	294,830	-	-	294,830
Trucking (No Local)	276,908	-	-	276,908
Semiconductors and Related Devices	211,151	-	-	211,151
Industrial Organic Chemicals	2,200,776	-	-	2,200,776
Total Common Stocks	19,747,838	-	-	19,747,838

Short Term Investment
Money Market Fund	45,542	-	-	45,542

Total Investments in Securities	$19,793,380	$-	$-	$19,793,380